Loans - Recorded Investment in Financing Receivable Modified as TDR Within 12 Month (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 contracts	Dec. 31, 2013 contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	86	132
Recorded Investment	$ 2,009,000	$ 7,379,000
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	4	11
Recorded Investment	206,000	771,000
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	11
Recorded Investment	302,000	2,839,000
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0
Recorded Investment	0
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	1
Recorded Investment	0	10,000
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	4
Recorded Investment	3,000	1,683,000
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	14	26
Recorded Investment	810,000	1,533,000
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	0
Recorded Investment	160,000
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	5
Recorded Investment	12,000	72,000
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	62	74
Recorded Investment	516,000	471,000
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0
Recorded Investment	$ 0